Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 188,933	$ 104,118
Accumulated Amortization	(67,098)	(44,541)
Net Carrying Amount	121,532
Net Carrying Amount	121,835	59,577
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	95,771	26,204
Accumulated Amortization	(16,660)	(9,971)
Net Carrying Amount	79,111	16,233
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	52,275	42,878
Accumulated Amortization	(29,536)	(19,443)
Net Carrying Amount	22,739	23,435
Capitalized Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,832	23,687
Accumulated Amortization	(15,648)	(11,748)
Net Carrying Amount	10,184	11,939
Brand and domain names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,752	11,046
Accumulated Amortization	(5,254)	(3,379)
Net Carrying Amount	9,498	7,667
Indefinite-lived trade names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303	303
Net Carrying Amount	$ 303	$ 303